Related-Party Transactions - Additional Information (Details) - Hoya Intermediate, LLC - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Accrued charitable contributions payable	$ 1.3	$ 0.5
Vivid Cheers [Member]
Related Party Transaction [Line Items]
Accrued charitable contributions payable	$ 2.4	$ 0.5